Short Term Bank Loans - Schedule of Outstanding Balance of Short-Term Bank Loans (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short term bank loans	$ 3,252,555	$ 3,877,084
Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,814,730	2,465,990
Loan from SPD Bank [Member]
Short-Term Debt [Line Items]
Short term bank loans	$ 1,437,825	$ 1,411,094